Distribution of Net Revenue by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting Information [Line Items]
Revenue	$ 620,125	$ 578,066
Ireland
Segment Reporting Information [Line Items]
Revenue	235,110	232,348
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	95,040	72,557
U.S.
Segment Reporting Information [Line Items]
Revenue	225,670	223,082
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 64,305	$ 50,079